Cover	Oct. 28, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 3 on Form 8-K/A amends the Current Report on Form 8-K of NextNav Inc. (“NextNav”), filed on October 28, 2021, as amended by Amendment No. 1 on October 28, 2021 and Amendment No. 2 on October 29, 2021 (collectively, the “Original Report”), in which NextNav reported, among other events, the completion of the Transactions (as defined in the Original Report). This Amendment is being filed solely for the purpose of including: (i) the unaudited condensed consolidated financial statements of NextNav Holdings, LLC (“Holdings”) for the three and nine months ended September 30, 2021, (ii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations, and (iii) certain pro forma financial information required by Item 9.01 of Form 8-K.
Document Period End Date	Oct. 28, 2021
Entity File Number	001-40985
Entity Registrant Name	NEXTNAV INC.
Entity Central Index Key	0001865631
Entity Tax Identification Number	87-0854654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1775 Tysons Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(800)
Local Phone Number	775-0982
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	NNAVW
Security Exchange Name	NASDAQ